Right-of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets and Lease Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2025 USD ($)
Right-of-use assets
Balance brought forward	RM 739,244
Balance carried forward	596,165	$ 141,523	RM 739,244
Lease liabilities
Balance brought forward	747,819
Balance carried forward	611,522	145,169	747,819
Minimum lease payment:
Minimum lease payment	650,000		806,000	$ 154,303
Less: Future interest charges	(38,478)		(58,181)	(9,134)
Present value of lease payment	611,522		747,819	145,169
Repayment as follows:
Lease liabilities current portion	284,499		276,524	67,537
Lease liabilities non-current portion	327,023		471,295	77,632
Repayment of Lease liabilities	611,522		747,819	145,169
The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	143,079	33,965	190,487
Interest expense on lease liabilities	19,703	4,677	24,391
Extinguishment of right-of-use assets and liabilities			(3,188)
Expense relating to short-term leases and leases of low-value assets	53,943	12,805	12,499
Total	216,725	51,447	224,189
Not later than one year [Member]
Minimum lease payment:
Minimum lease payment	312,000		312,000	74,065
Later than one year and not later than five years [Member]
Minimum lease payment:
Minimum lease payment	338,000		494,000	80,238
Lease Liabilities [Member]
Lease liabilities
Balance brought forward	747,819	177,524	215,647
Add: Imputed interest	19,703	4,677	24,391
Less: Principal repayment	(156,000)	(37,032)	(205,000)
Termination of lease liability			(145,696)
Add: New lease recognized			858,477
Balance carried forward	611,522	145,169	747,819
Minimum lease payment:
Present value of lease payment	611,522		747,819	145,169
Repayment as follows:
Repayment of Lease liabilities	611,522		747,819	$ 145,169
Right-of-Use Assets [Member]
Right-of-use assets
Balance brought forward	739,244	175,488	213,761
Less: Amortization	(143,079)	(33,965)	(190,487)
Termination of right-of-use asset			(142,507)
Add: New lease recognized			858,477
Balance carried forward	RM 596,165	$ 141,523	RM 739,244